Annual Total Returns- Vanguard Wellington Fund (Retail) [BarChart] - Retail - Vanguard Wellington Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.85%	12.57%	19.66%	9.82%	0.06%	11.01%	14.72%	(3.42%)	22.51%	10.60%